Notes Receivable (Details Narrative) (USD $)		0 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2011	Jun. 02, 2010 Unsecured Notes Receivable [Member]	Oct. 31, 2012 Unsecured Notes Receivable [Member]	Oct. 13, 2010 Top Cow Productions [Member]	Sep. 30, 2013 Top Cow Productions [Member]	Dec. 31, 2012 Top Cow Productions [Member]	Dec. 31, 2011 Top Cow Productions [Member]	Dec. 20, 2011 Balsam Ventures, Inc [Member]	Dec. 31, 2012 Balsam Ventures, Inc [Member]
Secured notes receivable		$ 7,000		$ 175,000	$ 179,019	$ 174,389	$ 174,788	$ 31,482	$ 34,225
Interest rate		8.00%		10.00%				5.00%
Note receivable principal payment				equal monthly installments of principal over twelve months beginning in May 2011 through April 2012
Accrued interest receivable	452		1,327		46,019	35,889	21,288		2,743
Receivable payment amount					5,500	15,000
Company allocated percentage of future revenues derived from assets					80.00%
Consulting services amount						8,327
Notes receivable	$ 31,482